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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [  ];                             Amendment Number:
                                                                            ----

    This Amendment (Check only one):
         [   ] is a restatement.     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Harvey P. Eisen
Address:   100 South Bedford Road, Mt. Kisco, New York, 10549

Form 13F File Number: 28-05211
                         -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Harvey P. Eisen
Title:     Managing Member of Bedford Oak Advisors, LLC
Phone:     (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Harvey P. Eisen               Mt. Kisco, New York           October 13, 2000
-----------------------------     -------------------           ----------------
[Signature]                       [City, State]                 [Date]

Report Type (Check only one):

[   ]       13F HOLDINGS REPORT. (Check here if all holdings of this
            reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-05207
                        -----
Name   Bedford Oak Partners, L.P.
       --------------------------------------------

Form 13F File Number 28-05209
                        -----
Name   Bedford Oak Advisors, LLC
       --------------------------------------------

[Repeat as necessary.]